Fair Value of Senior Notes (Detail) $ in Thousands	Mar. 31, 2016 USD ($)
Series 2005A Tranche C [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value of Senior Notes	$ 60,271
Series 2007A Tranche B [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value of Senior Notes	8,367
Series 2007A Tranche C [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value of Senior Notes	25,742
Series 2007A Tranche D [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value of Senior Notes	$ 40,555